RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of related party balances

	2016	2017
	December 31	September 30
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	44,616	-
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules	1,414,039,443	1,018,777,595
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	-	6,519,391

Advances to related parties
Advances to a subsidiary of ReneSola	661,788	-

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	610,200,000	240,000,000

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	68,106	39,249
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	16,704,113	6,228,425
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	62,352,655	79,116,516
Other receivables due from Sweihan Solar Holding Company	-	663,690
Other receivables due from Sweihan PV Power Company P.S.J.C	-	12,915,049

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	173,375,586	135,381,660

Total	2,277,446,307	1,499,641,575

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	-	56,427
Accounts payable due to Jiangsu Jinko-Tiansheng Co., Ltd. ("Jinko-Tiansheng", in which the Group owns 30% equity interests)	-	2,199,541

Advances from related parties:
Advances from Jiangxi Jinko Engineering for sales of solar modules	60,541,490	52,346,648
Advances from a subsidiary of ReneSola	-	2,246,232

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	7,528,551	8,628,855
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	68,505,022	2,926,146
Total	136,575,063	68,403,849

(1)
Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.